Financial Instruments and Related Disclosures - Summary of External Credit Exposure (Detail) - GBP (£) £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of external credit grades [line items]
Bank balances and deposits		2,583
US Treasury and Treasury repo only money market funds		£ 2,248
Liquidity funds		66
Government securities		89
3rd party financial derivatives		156
Total		5,142
Credit risk [member]
Disclosure of external credit grades [line items]
Bank balances and deposits	1,715
US Treasury and Treasury repo only money market funds	£ 1,715
Liquidity funds	403
Government securities	78
3rd party financial derivatives	68
Total	3,979
AAA/Aaa [member]
Disclosure of external credit grades [line items]
US Treasury and Treasury repo only money market funds		2,248
Liquidity funds		66
Total		£ 2,314
AAA/Aaa [member] | Credit risk [member]
Disclosure of external credit grades [line items]
US Treasury and Treasury repo only money market funds	1,715
Liquidity funds	403
Total	£ 2,118
AA/Aa [member]
Disclosure of external credit grades [line items]
Bank balances and deposits		542
Government securities		£ 85
3rd party financial derivatives		70
Total		£ 697
AA/Aa [member] | Credit risk [member]
Disclosure of external credit grades [line items]
Bank balances and deposits	423
Government securities	£ 77
3rd party financial derivatives	26
Total	£ 526
A/A [member]
Disclosure of external credit grades [line items]
Bank balances and deposits		1,560
3rd party financial derivatives		£ 86
Total		£ 1,646
A/A [member] | Credit risk [member]
Disclosure of external credit grades [line items]
Bank balances and deposits	1,167
3rd party financial derivatives	£ 42
Total	£ 1,209
BBB/Baa [member]
Disclosure of external credit grades [line items]
Bank balances and deposits		388
Government securities		£ 4
Total		£ 392
BBB/Baa [member] | Credit risk [member]
Disclosure of external credit grades [line items]
Bank balances and deposits	80
Government securities	£ 1
Total	£ 81
BB+/Ba1 and Below/Unrated [member]
Disclosure of external credit grades [line items]
Bank balances and deposits		93
Total		£ 93
BB+/Ba1 and Below/Unrated [member] | Credit risk [member]
Disclosure of external credit grades [line items]
Bank balances and deposits	45
Total	£ 45